WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 84.10%
COMMON STOCKS - 31.59%
AIR FREIGHT & LOGISTICS - 0.13%
XPO Logistics, Inc. (a)(d)(i)	3,500		$296,310
ASSET MANAGEMENT & CUSTODY BANKS - 0.55%
Apollo Global Management, Inc. (d)	27,378		1,225,165
AUTO PARTS & EQUIPMENT - 0.46%
Delphi Technologies plc (a)(b)(d)	61,787		1,032,461
AUTOMOTIVE RETAIL - 0.00%
Kaixin Auto Holdings (a)(b)(d)	9,742		5,553
BIOTECHNOLOGY - 0.65%
Pfenex, Inc. (a)(d)	113,683		1,449,458
BROADCASTING - 0.73%
Fox Corporation Class A (d)	58,707		1,633,816
BROADCASTING SERVICES & PROGRAMS - 0.47%
Madison Square Garden Entertainment Corporation (a)(d)(i)	15,261		1,045,226
CHEMICALS - 1.76%
DuPont de Nemours, Inc. (d)(i)	71,114		3,945,405
COMMERCIAL SERVICES - 0.97%
CoreLogic, Inc. (d)(i)	32,100		2,172,207
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 1.00%
Navistar International Corporation (a)(d)(i)	51,400		2,237,956
ELECTRIC UTILITIES - 0.47%
FirstEnergy Corporation (d)(i)	36,400		1,045,044
ELECTRICAL COMPONENTS & EQUIPMENT - 0.43%
Vivint Solar, Inc. (a)(d)	22,691		960,964
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.09%
Fitbit, Inc. Class A (a)(d)	28,200		196,272
HEALTH CARE EQUIPMENT - 2.04%
Varian Medical Systems, Inc. (a)(d)(i)	26,528		4,562,816
HEALTH CARE TECHNOLOGY - 1.98%
Livongo Health, Inc. (a)(d)	31,674		4,435,944
INSURANCE - 0.03%
Syncora Holdings Ltd. (b)(d)	226,178		65,026
INTEGRATED TELECOMMUNICATION SERVICES - 0.17%
Cincinnati Bell, Inc. (a)(d)	24,903		373,545
INTERACTIVE MEDIA & SERVICES - 1.69%
58.com, Inc. - ADR (a)(d)(e)	115,604		3,236,912
Bitauto Holdings Ltd. - ADR (a)(d)	2,900		45,675
IAC/InterActiveCorp (a)(d)	4,078		488,463
			3,771,050
INTERNET & DIRECT MARKETING RETAIL - 3.29%
eBay, Inc. (d)(i)	17,600		916,960
Grubhub, Inc. (a)(d)(e)	88,274		6,439,588
Reebonz Holdings Ltd. (a)(b)(d)	597		24
			7,356,572
INVESTMENT BANKING & BROKERAGE - 1.34%
E*TRADE Financial Corporation (d)	40,874		2,045,744
TD Ameritrade Holdings Corporation (d)	24,203		947,547
			2,993,291
IT CONSULTING & OTHER SERVICES - 0.08%
Grid Dynamics Holdings, Inc. (a)(d)	22,830		176,476
IT SERVICES - 0.29%
Virtusa Corporation (a)(d)(i)	13,256		651,665
LIFE & HEALTH INSURANCE - 0.02%
Genworth Financial, Inc. Class A (a)(d)	15,670		52,495
MOVIES & ENTERTAINMENT - 0.23%
The Madison Square Garden Company Class A (a)(d)	3,500		526,680
OIL & GAS EXPLORATION & PRODUCTION - 0.08%
Noble Energy, Inc. (d)	20,397		174,394
OIL & GAS REFINING & MARKETING - 2.24%
Marathon Petroleum Corporation (d)(i)	171,100		5,020,074
OIL, GAS & CONSUMABLE FUELS - 0.67%
Royal Dutch Shell plc Class B - ADR (d)	61,718		1,494,810
PACKAGED FOOD - 0.34%
Whole Earth Brands, Inc. (a)(d)	90,858		757,756
ROAD & RAIL - 0.83%
Kansas City Southern (d)	10,215		1,847,178
SEMICONDUCTORS - 2.81%
Maxim Integrated Products, Inc. (d)	92,948		6,284,214
SPECIALTY RETAIL - 1.25%
L Brands, Inc. (d)(i)	88,100		2,802,461
SPECIALTY STORES - 0.87%
Tiffany & Company (d)	16,815		1,948,018
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.75%
Dell Technologies, Inc. Class C (a)(d)(i)	90,900		6,153,021
WIRELESS TELECOMMUNICATION SERVICES - 0.88%
Vodafone Group plc - ADR (d)(i)	147,000		1,972,740
TOTAL COMMON STOCKS (Cost $68,736,492)			70,666,063
	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 19.30% (a)
ACE Convergence Acquisition Corporation (b)(d)	105,655		1,082,964
Apex Technology Acquisition Corporation Class A (d)	58,964		625,018
Ascendant Digital Acquisition Corporation (b)	52,873		556,224
B. Riley Principal Merger Corporation II Class A	18,646		186,646
Bespoke Capital Acquisition Corporation Class A - ADR (e)	44,262		432,882
BowX Acquisition Corporation	105,200		1,079,352
CC Neuberger Principal Holdings I Class A (b)	97,740		1,016,496
CC Neuberger Principal Holdings II (b)	105,481		1,089,619
CHP Merger Corporation Class A	40,120		408,823
Churchill Capital Corporation III Class A	40,000		410,000
Churchill Capital Corporation IV	84,483		846,520
CIIG Merger Corporation Class A	159,548		1,598,671
Cohn Robbins Holdings Corporation (b)	110,024		1,110,142
D8 Holdings Corporation (b)	10,300		103,721
dMY Technology Group, Inc. Class A	4,407		56,233
Dragoneer Growth Opportunities Corporation (b)	4,000		49,000
E.Merge Technology Acquisition Corporation	74,000		745,920
Falcon Capital Acquisition Corporation	9,627		99,062
FinTech Acquisition Corporation III Class A	168,874		1,741,091
Flying Eagle Acquisition Corporation Class A	23,016		279,874
Foley Trasimene Acquisition Corporation Class A	22,785		236,053
Fortress Value Acquisition Corporation Class A	10,130		137,565
Fusion Acquisition Corporation Class A	107,786		1,059,536
Galileo Acquisition Corporation (b)	126,337		1,250,736
GigCapital2, Inc.	37,777		383,814
GigCapital3, Inc.	21,088		209,826
Gores Holdings IV, Inc. Class A	189,684		1,955,642
Hennessy Capital Acquisition Corporation IV Class A	83,806		933,599
Highcape Capital Acquisition Corporation	100,000		1,012,000
Hudson Executive Investment Corporation Class A	110,722		1,088,397
InterPrivate Acquisition Corporation	33,892		338,920
Jaws Acquisition Corporation Class A (b)	17,049		177,480
Juniper Industrial Holdings, Inc. Class A	165,386		1,729,937
Kensington Capital Acquisition Corporation Class A	53,893		902,708
LGL Systems Acquisition Corporation Class A	119,152		1,193,903
Longview Acquisition Corporation Class A	107,251		1,053,205
Monocle Acquisition Corporation	15,759		161,372
Oaktree Acquisition Corporation Class A (b)	173,824		2,042,432
One (b)	10,000		109,000
Orisun Acquisition Corporation (e)	8,528		86,986
Pershing Square Tontine Holdings Ltd. Class A	5,255		119,236
Pivotal Investment Corporation II Class A	279,226		3,219,476
PropTech Acquisition Corporation Class A	17,716		197,179
QELL Acquisition Corporation (b)	50,000		508,000
Social Capital Hedosophia Holdings Corporation III Class A (b)	11,676		145,483
Software Acquisition Group, Inc. Class A	37,274		371,249
Subversive Capital Acquisition Corporation Class A (b)(e)	292,679		2,888,742
Tortoise Acquisition Corporation II (b)	50,000		544,000
Tottenham Acquisition I Ltd. (b)	4,525		49,096
Trebia Acquisition Corporation Class A (b)	131,943		1,343,180
Trident Acquisitions Corporation	93,712		1,023,804
Tuscan Holdings Corporation (d)	168,926		1,719,667
Tuscan Holdings Corporation II	146,060		1,457,679
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $40,714,835)			43,168,160
	Shares
CLOSED-END FUNDS - 3.10%
Apollo Senior Floating Rate Fund, Inc.	11,127		142,648
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611		110,526
BlackRock MuniYield Quality Fund III, Inc.	77,879		1,046,694
Eaton Vance Floating-Rate Income Trust	28,528		338,913
First Trust Senior Floating Rate Income Fund II	5,810		63,736
Invesco Senior Income Trust	64,480		235,997
Nuveen Intermediate Duration Municipal Term Fund	240,573		3,214,055
Nuveen Municipal Credit Income Fund	48,255		708,866
Nuveen New York AMT-Free Quality Municipal Income Fund	58,257		749,185
Voya Prime Rate Trust	73,819		325,542
TOTAL CLOSED-END FUNDS (Cost $7,304,005)			6,936,162

PREFERRED STOCKS - 5.12%
Fannie Mae, 8.250%, Series S (a)	554,088		4,920,301
Freddie Mac, 8.375%, Series Z (a)	62,184		553,438
GMAC Capital Trust I, 6.065% ( 3 Month U.S. LIBOR +5.785%), 2/15/2040, Series 2 (h)	39,471		985,591
Qurate Retail, Inc., 8.000%, Series A	47,957		4,723,765
Pebblebrook Hotel Trust, 6.375%, Series E	3,515		78,964
WESCO International, Inc., 10.625%, Series A	6,983		195,524
TOTAL PREFERRED STOCKS (Cost $10,908,686)			11,457,583

CONTINGENT VALUE RIGHTS - 0.12% (a)(e)
Alder Biopharmaceuticals, Inc.	194,778		267,820
Media General, Inc. (d)	42,852		1,285
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			269,105

RIGHTS - 0.19% (a)
Bristol-Myers Squibb Company	71,628		161,163
GigCapital2, Inc.	37,777		12,466
Pan American Silver Corporation (b)(d)	322,499		251,517
TOTAL RIGHTS (Cost $475,019)			425,146

WARRANTS - 0.81% (a)
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(c)(f)	35,748		–
Apex Technology Acquisition Corporation Class A
Expiration: September 2026, Exercise Price: $11.50	29,482		57,213
B. Riley Principal Merger Corporation II Class A
Expiration: May 2026, Exercise Price: $11.50	9,323		12,586
CC Neuberger Principal Holdings I Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	32,580		58,644
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	81,375		79,747
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50 (e)	20,060		23,370
Churchill Capital Corporation III Class A
Expiration: March 2027, Exercise Price: $11.50	10,000		20,001
CIIG Merger Corporation Class A
Expiration: December 2026, Exercise Price: $11.50	79,774		68,606
dMY Technology Group, Inc. Class A
Expiration: February 2027, Exercise Price: $11.50	3,044		9,132
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	84,437		130,033
Flying Eagle Acquisition Corporation Class A
Expiration: February 2027, Exercise Price: $11.50	800		2,608
Foley Trasimene Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50	7,595		17,165
Fortress Value Acquisition Corporation Class A
Expiration: May 2027, Exercise Price: $11.50	20,975		69,008
Fusion Acquisition Corporation Class A
Expiration: June 2027, Exercise Price: $11.50	53,893		58,743
Galileo Acquisition Corporation
Expiration: October 2026, Exercise Price: $11.50 (b)	126,337		78,291
GigCapital2, Inc.
Expiration: July 2024, Exercise Price: $11.50	37,777		34,377
GigCapital3, Inc.
Expiration: July 2025, Exercise Price: $11.50	15,816		10,121
Gores Holdings IV, Inc. Class A
Expiration: January 2025, Exercise Price: $11.50	34,045		56,515
Grid Dynamics Holdings, Inc.
Expiration: September 2023, Exercise Price: $11.50	11,415		20,319
Hennessy Capital Acquisition Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	62,854		145,193
Hudson Executive Investment Corporation Class A
Expiration: June 2025, Exercise Price: $11.50	55,361		65,326
International General Insurance Holdings Ltd.
Expiration: March 2025, Exercise Price: $11.50 (b)	20,975		12,533
InterPrivate Acquisition Corporation
Expiration: October 2024, Exercise Price: $11.50	16,946		13,813
Jaws Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	5,683		12,048
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	82,693		143,059
Kaixin Auto Holdings
Expiration: April 2024, Exercise Price: $11.50 (b)(e)	48,712		609
Kensington Capital Acquisition Corporation Class A
Expiration: July 2027, Exercise Price: $11.50	11,548		51,966
KLDiscovery, Inc.
Expiration: December 2025, Exercise Price: $11.50	10,000		3,000
LGL Systems Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	59,576		64,640
Longview Acquisition Corporation Class A
Expiration: June 2025, Exercise Price: $11.50	38,960		37,791
Monocle Acquisition Corporation
Expiration: June 2024, Exercise Price: $11.50	15,759		7,864
Pershing Square Tontine Holdings Ltd. Class A
Expiration: July 2025, Exercise Price: $23.00	584		4,186
Pivotal Investment Corporation II Class A
Expiration: June 2025, Exercise Price: $11.50	32,457		120,091
PropTech Acquisition Corporation Class A
Expiration: October 2026, Exercise Price: $11.50	19,652		32,272
Reebonz Holdings Ltd.
Expiration: December 2023, Exercise Price: $92.00 (b)(e)	23,859		75
SCVX Corporation
Expiration: January 2025, Exercise Price: $11.50 (b)	12,607		18,908
Social Capital Hedosophia Holdings Corporation III Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	3,892		15,023
Software Acquisition Group, Inc. Class A
Expiration: October 2026, Exercise Price: $11.50	18,637		17,891
Trebia Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	43,981		65,971
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50 (d)	168,926		85,730
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50	73,030		32,863
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price: $11.50	45,429		44,066
TOTAL WARRANTS (Cost $1,205,037)			1,801,397

	Principal Amount
BANK LOANS - 4.81% (e)(h)
Advantage Sales & Marketing, Inc.
4.250% (3 Month U.S. LIBOR + 3.250%), 7/25/2021	$296,000		291,375
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023	1,236,037		1,038,271
Claire's Stores, Inc.
6.808% (1 Month U.S. LIBOR + 6.500%), 12/18/2026	260,690		211,159
Heritage Power LLC
7.000% (1 Month U.S. LIBOR + 6.000%), 8/2/2026	3,525,375		3,366,733
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S. LIBOR + 4.000%), 5/4/2022	994,436		833,671
Refinitiv U.S. Holdings, Inc.
3.406% (1 Month U.S. LIBOR + 3.250%), 10/1/2025	2,778,155		2,753,498
RentPath LLC
0.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (j)	2,956,000		2,143,100
8.000% (1 Month U.S. LIBOR + 7.000%), 12/14/2025	138,073		129,098
TOTAL BANK LOANS (Cost $11,584,332)			10,766,905

CORPORATE BONDS - 10.95% (e)
APX Group, Inc.
7.875%, 12/1/2022 (d)	3,322,000		3,328,229
Bombardier, Inc.
6.000%, 10/15/2022 (b)(g)	756,000		702,135
7.500%, 3/15/2025 (b)(g)	1,474,000		1,109,185
Carvana Company
5.875%, 10/1/2028 (g)	100,000		99,000
CEC Entertainment, Inc.
8.000%, 2/15/2022 (j)	2,190,000		197,100
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (g)	1,059,000		1,093,423
EIG Investors Corporation
10.875%, 2/1/2024	1,025,000		1,069,736
Genesis Energy LP / Genesis Energy Finance Corporation
6.000%, 5/15/2023 (d)	3,324,000		3,026,918
Ingram Micro, Inc.
5.450%, 12/15/2024	1,019,000		1,089,288
Intel Corporation
2.450%, 11/15/2029	185,000		201,537
Lithia Motors, Inc.
4.375%, 1/15/2031 (g)	168,000		168,000
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (d)(g)	4,022,000		4,036,077
Polaris Intermediate Corporation
8.500% Cash or 9.250% Paid-in-Kind, 12/1/2022 (g)	3,562,000		3,628,788
QualityTech LP / QTS Finance Corporation
3.875%, 10/1/2028 (g)	58,000		58,312
Refinitiv U.S. Holdings, Inc.
6.250%, 5/15/2026 (g)	700,000		748,562
8.250%, 11/15/2026 (g)	2,756,000		3,024,710
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(g)	390,000		415,106
Yum! Brands, Inc.
3.625%, 3/15/2031	500,000		500,938
TOTAL CORPORATE BONDS (Cost $27,190,619)			24,497,044

	Contracts (100 shares per contract)	Notional Amount
PURCHASED OPTIONS - 0.65% (a)
PURCHASED CALL OPTIONS - 0.00% (a)
Maxim Integrated Products, Inc.
Expiration: February 2021, Exercise Price: $70.00	12	$81,132	4,956
			4,956
PURCHASED PUT OPTIONS - 0.65% (a)
BAYER AG
Expiration: October 2020, Exercise Price: EUR 51.00 (b)	429	2,691,977	32,694
Expiration: October 2020, Exercise Price: EUR 52.00 (b)(e)	245	1,537,376	28,151
Expiration: October 2020, Exercise Price: EUR 53.00 (b)(e)	508	3,187,703	81,598
Expiration: November 2020, Exercise Price: EUR 50.00 (b)	259	1,625,226	50,409
CoreLogic, Inc.
Expiration: October 2020, Exercise Price: $55.00	321	2,172,207	8,827
Dell Technologies, Inc. Class C
Expiration: October 2020, Exercise Price: $35.00	225	1,523,025	112
Expiration: October 2020, Exercise Price: $52.50	204	1,380,876	1,224
Expiration: October 2020, Exercise Price: $55.00	705	4,772,145	6,345
Deutsche Telekom AG
Expiration: October 2020, Exercise Price: EUR 13.00 (b)(e)	1,194	2,008,362	4,199
Expiration: November 2020, Exercise Price: EUR 12.20 (b)	323	543,301	3,409
Expiration: November 2020, Exercise Price: EUR 13.00 (b)	1,202	2,021,818	23,958
DuPont de Nemours, Inc.
Expiration: October 2020, Exercise Price: $50.00	582	3,228,936	17,169
eBay, Inc.
Expiration: October 2020, Exercise Price: $45.00	194	1,010,740	1,746
Expiration: October 2020, Exercise Price: $50.00	776	4,042,960	61,304
Expiration: November 2020, Exercise Price: $45.00	176	916,960	17,600
FirstEnergy Corporation
Expiration: October 2020, Exercise Price: $24.00	364	1,045,044	2,730
iShares U.S. Medical Devices ETF
Expiration: January 2021, Exercise Price: $295.00	110	3,295,820	184,800
Kansas City Southern
Expiration: October 2020, Exercise Price: $170.00	103	1,862,549	14,935
L Brands, Inc.
Expiration: October 2020, Exercise Price: $25.00	881	2,802,461	13,215
Madison Square Garden Entertainment Corporation
Expiration: November 2020, Exercise Price: $55.00	426	2,917,674	38,340
Madison Square Garden Sports Corporation
Expiration: October 2020, Exercise Price: $145.00	308	4,634,784	61,600
Marathon Petroleum Corporation
Expiration: October 2020, Exercise Price: $27.50	339	994,626	23,560
Expiration: October 2020, Exercise Price: $30.00	275	806,850	47,850
Expiration: October 2020, Exercise Price: $32.50	1,097	3,218,598	372,980
Navistar International Corporation
Expiration: October 2020, Exercise Price: $36.00	261	1,136,394	8,483
Expiration: November 2020, Exercise Price: $36.00	253	1,101,562	27,830
Roundhill Sports Betting & iGaming ETF
Expiration: November 2020, Exercise Price: $20.00	544	1,167,424	43,520
Siemens AG
Expiration: October 2020, Exercise Price: EUR 104.00 (b)	259	701,186	4,555
Expiration: November 2020, Exercise Price: EUR 96.00 (b)	34	92,048	2,511
Expiration: November 2020, Exercise Price: EUR 104.00 (b)	48	129,949	7,204
Expiration: November 2020, Exercise Price: EUR 104.00 (b)	228	617,260	34,217
SPDR S&P 500 ETF Trust
Expiration: October 2020, Exercise Price: $330.00	99	3,315,411	50,342
Expiration: October 2020, Exercise Price: $340.00	126	4,219,614	121,653
Vodafone Group plc
Expiration: October 2020, Exercise Price: $12.00	2,860	3,838,120	25,740
William Hill plc
Expiration: November 2020, Exercise Price: GBP 190.00 (b)(e)(k)	388	1,393,608	3,756
XPO Logistics, Inc.
Expiration: November 2020, Exercise Price: $60.00	90	761,940	4,275
Expiration: November 2020, Exercise Price: $65.00	157	1,329,162	15,543
			1,448,384
TOTAL PURCHASED OPTIONS (Cost $2,055,079)			1,453,340

	Shares
ESCROW NOTES - 7.46% (a)
Altaba, Inc. (e)	736,659		16,676,118
AMR Corporation (c)(f)	28,850		2,308
TOTAL ESCROW NOTES (Cost $15,119,288)			16,678,426
TOTAL LONG INVESTMENTS (Cost $185,293,392) - 84.10%			188,119,331
	Principal Amount
SHORT INVESTMENTS - (0.09)%
U.S. GOVERNMENT NOTES/BONDS - (0.09)% (e)
United States Treasury Notes/Bonds
1.75%, 11/15/2029	$(176,000)		(193,786)
TOTAL U.S. GOVERNMENT NOTES/BONDS (Proceeds $179,163)			(193,786)
TOTAL SHORT INVESTMENTS (Proceeds $179,163) - (0.09)%			(193,786)

TOTAL NET INVESTMENTS
(Cost $185,114,229) - 84.01%			187,925,545
OTHER ASSETS IN EXCESS OF LIABILITIES - 15.99%			35,777,130
TOTAL NET ASSETS - 100.00%			$223,702,675

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
EUR	- Euro
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(e)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(f)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2020, these securities represent 6.74% of total net assets.

(h)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2020.
(i)	This security is held in connection with a written option contract.
(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	This security has 1000 shares per contract.
(l)	Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the  composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate  reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2020. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks*	$61,241,080	$9,676,500	$-		$70,917,580
Special Purpose Acquisition Companies	39,759,550	3,408,610	-		43,168,160
Closed-End Funds	6,936,162	-	-		6,936,162
Preferred Stocks	11,457,583	-	-		11,457,583
Contingent Value Rights	-	269,105	-		269,105
Rights	173,629	-	-		173,629
Warrants	1,777,343	24,054	-	***	1,801,397
Bank Loans	-	10,766,905	-		10,766,905
Corporate Bonds	-	24,497,044	-		24,497,044
Purchased Option Contracts	1,335,636	117,704	-		1,453,340
Escrow Notes	-	16,676,118	2,308		16,678,426
Swap Contracts**	-	1,104,208	-		1,104,208
Total	$122,680,983	$66,540,248	$2,308		$189,223,539

Liabilities
Short U.S. Government Notes/Bonds	$-	$(193,786)	$-		$(193,786)
Written Option Contracts	(3,521,232)	(1,140,705)	-		(4,661,937)
Forward Currency Exchange Contracts**	-	(673,753)	-		(673,753)
Swap Contracts**	-	(2,020,992)	-		(2,020,992)
Total	$(3,521,232)	$(4,029,236)	$-		$(7,550,468)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
*** Amount less than $0.50.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2020, the net value of these securities was $2,308. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Warrants		Escrow Notes	Total Investment
Balance as of December 31, 2019	$-		$6,636	$6,636
Purchases on Investments	-		-	-
(Sales) of Investments	-		-	-
Realized (Gain) Loss	-		-	-
Transfers Into Level 3	-	*	-	- *
(Transfer Out) of Level 3	-		-	-
Change in Unrealized Appreciation (Depreciation)	-		(4,328)	(4,328)
Balance as of September 30, 2020	$-	*	$2,308	$2,308

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2020	$(16,463)		$(4,328)	$(20,791)

*	Amount less than $0.50.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at September 30, 2020 totals $(4,328).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of September 30, 2020 are as follows:

	Description	Fair Value at September 30, 2020		Valuation Technique	Unobservable Input
	Warrant	$-	*	Projected Final Exercise Price**	Value of Final Exercise Price
*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At September 30, 2020, the value of these securities was $2,308. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (l).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2020 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
Analog Devices, Inc.
Expiration: January 2021, Exercise Price: $115.00	(8)	$(93,392)	$(7,440)
CoreLogic, Inc.
Expiration: October 2020, Exercise Price: $65.00	(321)	(2,172,207)	(121,980)
Dell Technologies, Inc. Class C
Expiration: October 2020, Exercise Price: $57.50	(204)	(1,380,876)	(212,160)
Expiration: October 2020, Exercise Price: $60.00	(705)	(4,772,145)	(564,000)
Deutsche Telekom AG
Expiration: October 2020, Exercise Price: EUR 15.00 (a)(b)	(1,194)	(2,008,362)	(5,600)
Expiration: November 2020, Exercise Price: EUR 14.00 (a)	(323)	(543,301)	(26,130)
Expiration: November 2020, Exercise Price: EUR 15.00 (a)	(1,202)	(2,021,818)	(32,414)
DuPont de Nemours, Inc.
Expiration: October 2020, Exercise Price: $55.00	(582)	(3,228,936)	(117,273)
eBay, Inc.
Expiration: October 2020, Exercise Price: $55.00	(968)	(5,043,280)	(46,464)
Expiration: November 2020, Exercise Price: $50.00	(176)	(916,960)	(78,320)
FirstEnergy Corporation
Expiration: October 2020, Exercise Price: $27.00	(364)	(1,045,044)	(78,260)
Immunomedics, Inc.
Expiration: October 2020, Exercise Price: $90.00	(1)	(8,503)	(5)
Expiration: November 2020, Exercise Price: $90.00	(9)	(76,527)	(22)
L Brands, Inc.
Expiration: October 2020, Exercise Price: $27.00	(881)	(2,802,461)	(438,297)
Madison Square Garden Entertainment Corporation
Expiration: November 2020, Exercise Price: $65.00	(426)	(2,917,674)	(281,160)
Madison Square Garden Sports Corporation
Expiration: October 2020, Exercise Price: $155.00	(308)	(4,634,784)	(69,300)
Marathon Petroleum Corporation
Expiration: October 2020, Exercise Price: $35.00	(614)	(1,801,476)	(6,140)
Expiration: October 2020, Exercise Price: $40.00	(823)	(2,414,682)	(5,349)
Navistar International Corporation
Expiration: October 2020, Exercise Price: $40.00	(261)	(1,136,394)	(114,188)
Expiration: November 2020, Exercise Price: $42.00	(253)	(1,101,562)	(72,105)
Siemens AG
Expiration: October 2020, Exercise Price: EUR 114.00 (a)	(259)	(701,186)	(192,828)
Expiration: November 2020, Exercise Price: EUR 106.00 (a)	(34)	(92,048)	(59,118)
Expiration: November 2020, Exercise Price: EUR 114.00 (a)	(228)	(617,260)	(229,895)
Expiration: November 2020, Exercise Price: EUR 114.00 (a)	(48)	(129,949)	(48,399)
SPDR S&P 500 ETF Trust
Expiration: November 2020, Exercise Price: $350.00	(199)	(6,664,311)	(106,167)
Varian Medical Systems, Inc.
Expiration: November 2020, Exercise Price: $175.00	(115)	(1,978,000)	(9,775)
Virtusa Corporation
Expiration: October 2020, Exercise Price: $55.00	(19)	(93,404)	(48)
Vodafone Group plc
Expiration: October 2020, Exercise Price: $14.00	(771)	(1,034,682)	(12,336)
Expiration: October 2020, Exercise Price: $15.00	(1,045)	(1,402,390)	(4,180)
Expiration: October 2020, Exercise Price: $16.00	(1,044)	(1,401,048)	(5,220)
XPO Logistics, Inc.
Expiration: November 2020, Exercise Price: $67.50	(90)	(761,940)	(166,950)
Expiration: November 2020, Exercise Price: $75.00	(157)	(1,329,162)	(197,820)
			(3,309,343)
WRITTEN PUT OPTIONS
BAYER AG
Expiration: October 2020, Exercise Price: EUR 58.00 (a)(b)	(245)	(1,537,376)	(143,626)
Expiration: October 2020, Exercise Price: EUR 62.00 (a)(b)	(779)	(4,888,229)	(801,916)
Expiration: October 2020, Exercise Price: EUR 63.00 (a)(b)	(158)	(991,451)	(180,802)
Expiration: November 2020, Exercise Price: EUR 58.00 (a)	(259)	(1,625,226)	(184,022)
Roundhill Sports Betting & iGaming ETF
Expiration: November 2020, Exercise Price: $17.00	(544)	(1,167,424)	(11,424)
SPDR S&P 500 ETF Trust
Expiration: October 2020, Exercise Price: $310.00	(58)	(1,942,362)	(7,366)
Expiration: October 2020, Exercise Price: $320.00	(57)	(1,908,873)	(14,677)
William Hill plc
Expiration: November 2020, Exercise Price: GBP 210.00 (a)(b)(c)	(388)	(1,393,608)	(8,761)
			(1,352,594)
TOTAL WRITTEN OPTIONS
(Premiums received $5,728,699)			$(4,661,937)

ETF - Exchange-Traded Fund
EUR - Euro
plc - Public Limited Company
(a) Foreign security.
(b) Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(c) This security has 1000 shares per contract.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2020 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2020	Currency to be Received		September 30, 2020	(Depreciation)*
11/17/2020	JPM	4,472,581	CAD	$3,359,408	3,393,123	USD	$3,393,123	$33,715
12/4/2020	JPM	3,842,971	CHF	4,180,471	4,241,097	USD	4,241,097	60,626
10/8/2020	GS	870,572	EUR	1,020,867	990,834	USD	990,834	(30,033)
10/13/2020	JPM	203,344	EUR	238,474	239,555	USD	239,555	1,081
11/18/2020	GS	2,559,903	EUR	3,004,453	2,887,135	USD	2,887,135	(117,318)
11/27/2020	JPM	4,046,200	EUR	4,749,754	4,719,418	USD	4,719,418	(30,336)
12/7/2020	JPM	6,459,400	EUR	7,584,886	7,517,598	USD	7,517,598	(67,288)
12/22/2020	GS	185,979	EUR	218,493	220,538	USD	220,538	2,045
3/17/2021	JPM	10,537,106	EUR	12,403,006	11,918,551	USD	11,918,551	(484,455)
3/17/2021	JPM	5,392,694	USD	5,392,694	4,611,401	EUR	5,427,983	35,289
12/10/2020	GS	891,829	GBP	1,151,286	1,136,204	USD	1,136,204	(15,082)
12/10/2020	JPM	1,149,829	GBP	1,484,344	1,463,933	USD	1,463,933	(20,411)
5/12/2021	GS	1,013,204	GBP	1,309,065	1,304,953	USD	1,304,953	(4,112)
11/10/2020	JPM	4,001,362	HKD	516,219	515,950	USD	515,950	(269)
10/15/2020	JPM	458,087,000	JPY	4,344,222	4,303,529	USD	4,303,529	(40,693)
12/8/2020	JPM	223,419	NZD	147,794	151,282	USD	151,282	3,488
				$51,105,436			$50,431,683	$(673,753)

CAD	- Canadian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
NZD	- New Zealand Dollar
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
September 30, 2020 (Unaudited)
									Unrealized
			Pay/Receive on	Financing	Payment		Notional		Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Amount		(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
GS	Advanced Disposal Services, Inc.	3/18/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	69,902	$2,182,169		$(69,434)
JPM	Axalta Coating Systems Ltd.	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	13,755	321,729		(16,846)
JPM	BlackRock MuniYield Quality Fund, Inc.	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	85,655	1,144,351		6,622
BAML	Bristol-Myers Squibb Company	11/21/2020	Pay	0.000%(1)	Monthly	25,034	-	(1)	56,326
GS	Broadmark Realty Capital, Inc.	1/29/2021	Pay	0.600% + 1 Month U.S. LIBOR	Monthly	97,084	1,229,947		(272,975)
GS	CF Finance Acquisition Corporation Class A	1/29/2021	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	108,500	1,130,548		(2,544)
GS	Craft Brew Alliance, Inc.	2/28/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	154,411	2,365,961		181,391
GS	Delphi Technologies plc	2/27/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	275,919	3,730,425		879,509
JPM	Deutsche Telekom AG	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	271,900	4,819,356		(265,143)
BAML	DuPont De Nemours, Inc.	6/3/2021	Pay	0.400% + 1 Month U.S. LIBOR	Monthly	2,280	124,442		2,035
JPM	DuPont De Nemours, Inc.	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	45,453	2,415,827		105,420
GS	E*TRADE Financial Corporation	2/28/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	181,668	7,819,591		1,272,218
GS	eBay, Inc.	3/18/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	96,800	4,009,535		1,033,098
BAML	Faurecia S.E.	2/24/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	4,666	195,315		6,619
BAML	Fiat Chrysler Automobiles N.V.	11/14/2020	Pay	0.442% + 1 Month U.S. LIBOR	Monthly	493,281	5,909,304		144,013
JPM	First Trust Senior Floating Rate Income Fund II	7/20/2021	Pay	0.800% + 1 Month U.S. LIBOR	Quarterly	12,108	130,282		2,487
BAML	Fitbit, Inc. Class A	2/18/2021	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	218,755	1,406,470		115,748
GS	G4S plc	9/18/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	482,478	1,167,283		79,554
GS	GrandVision N.V.	1/7/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	90,074	2,706,531		(188,290)
JPM	Groupe Bruxelles Lambert S.A.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	13,563	1,177,670		46,128
JPM	IAC/InterActiveCorp	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	6,300	826,371		(71,923)
GS	Immunomedics, Inc.	9/24/2021	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	45,002	3,838,671		(12,768)
GS	Ingenico Group	5/21/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	37,968	6,000,848		(112,485)
GS	Invesco Municipal Opportunity Trust	3/11/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	47,566	548,640		32,520
JPM	Keihin Corporation	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	79,455	1,882,561		68,897
JPM	Leyou Technologies Holdings Ltd.	7/15/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	1,261,671	490,299		38,644
JPM	Liberty Media Corporation - Liberty SiriusXM Class C	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	12,476	432,792		(20,173)
JPM	The Madison Square Garden Company Class A	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	27,300	4,260,984		(153,737)
JPM	Madison Square Garden Entertainment Corporation	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	27,300	2,022,930		(153,560)
JPM	Metlifecare Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	31,917	123,419		2,178
GS	Naspers Ltd.	9/14/2021	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	6,197	1,106,726		(11,917)
GS	NetEnt AB	6/30/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	110,327	929,690		12,547
JPM	Nissin Kogyo Company Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	50,666	1,042,065		35,184
BAML	Northview Apartment Real Estate Investment Trust	5/4/2021	Pay	0.700% + 1 Month U.S. LIBOR	Monthly	123,365	3,056,785		279,733
JPM	Nuveen AMT-Free Municipal Credit Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	38,528	602,193		1,035
JPM	Nuveen AMT-Free Quality Municipal Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	409,622	5,903,249		(30,457)
JPM	Nuveen California Quality Municipal Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	40,893	597,856		(2,574)
JPM	Nuveen Intermediate Duration Municipal Term Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	44,435	589,653		3,881
JPM	Nuveen Municipal Credit Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	39,155	590,849		(15,781)
GS	Nuveen New Jersey Quality Municipal Income Fund	3/11/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	40,575	545,799		3,082
JPM	Nuveen New York AMT-Free Quality Municipal Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	85,021	1,114,625		(21,479)
JPM	Qiagen N.V.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	6,600	321,091		23,732
BAML	Qiagen N.V.	7/27/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	107,742	5,258,426		371,563
BAML	Qiagen N.V.	9/4/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	26,034	1,232,970		127,381
BAML	Renault S.A.	5/29/2021	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	3,000	70,408		7,651
JPM	Renault S.A.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	25,418	705,728		(44,487)
GS	Rocket Internet SE	9/16/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	10,015	220,682		(1,612)
JPM	Royal Dutch Shell plc Class B - ADR	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	40,950	1,247,337		(255,779)
GS	SCVX Corporation	9/24/2021	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	25,214	255,304		(3,205)
JPM	SHOWA Corporation	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	59,785	1,253,232		45,673
BAML	Siemens AG	7/8/2021	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	30,700	3,721,043		161,568
JPM	Siemens AG	9/28/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	26,200	2,309,565		1,004,252
BAML	Siemens Energy AG	9/28/2021	Pay	0.000%(1)	Monthly	15,350	-	(1)	413,936
JPM	Siemens Energy AG	9/28/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	13,100	1,154,783		(801,561)
JPM	SLM Corporation, 4.311%, Series B	7/20/2021	Pay	1.100% + 1 Month U.S. LIBOR	Quarterly	35,769	1,162,493		22,603
BAML	Sunrise Communications Group	8/27/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	35,013	4,159,452		(16,527)
JPM	Taubman Centers, Inc.	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Quarterly	147,991	5,647,337		(721,852)
GS	TD Ameritrade Holdings Corporation	2/12/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	207,338	9,365,530		(1,250,040)
GS	Tiffany & Company	2/28/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	71,475	9,488,702		(1,210,080)
JPM	Unilever N.V.	8/7/2021	Pay	0.373% + 3 Month U.S. LIBOR	Quarterly	113,281	6,616,067		222,179
GS	Vodafone Group plc - ADR	2/20/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	139,000	2,780,000		(915,161)
GS	William Hill plc	9/24/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	330,898	917,974		268,949
JPM	William Hill plc	9/25/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	364,388	1,347,776		(40,674)
GS	Willis Towers Watson plc	3/12/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	69,482	13,855,821		650,900
GS	Wright Medical Group N.V.	11/26/2020	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	421,114	12,429,490		429,081
GS	XPO Logistics, Inc.	2/20/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	21,200	2,101,132		(306,744)

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	American Airlines Group, Inc.	7/20/2021	Pay	(0.600)% + U.S. Federal Funds	Quarterly	(194)	(2,225)		(160)
BAML	Analog Devices, Inc.	7/30/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(58,559)	(6,839,262)		2,660
GS	Aon plc	3/19/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(75,008)	(13,328,145)		(2,146,896)
JPM	Basket of Swaps	7/20/2021	Pay	(0.950)% + U.S. Federal Funds	Quarterly	(10,248)	(1,158,088)		(14,624)
GS	BorgWarner, Inc.	4/6/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(145,382)	(5,105,188)		(527,263)
GS	The Charles Schwab Corporation	12/5/2020	Pay	(0.350)% + U.S. Federal Funds	Monthly	(250,908)	(10,964,897)		1,873,628
GS	Chevron Corporation	8/17/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(2,429)	(220,432)		45,527
JPM	Daimler AG	7/20/2021	Pay	(0.467)% + U.S. Federal Funds	Quarterly	(1,525)	(67,847)		(14,475)
GS	Evolution Gaming Group AB	6/30/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(14,420)	(946,928)		(10,840)
GS	International Flavors & Fragrances, Inc.	3/17/2021	Pay	(0.707)% + U.S. Federal Funds	Monthly	(11,516)	(1,301,747)		(108,610)
BAML	Just Eat Takeaway	8/27/2021	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(59,233)	(6,514,217)		(148,847)
GS	Morgan Stanley	2/28/2021	Pay	(0.350)% + U.S. Federal Funds	Quarterly	(1,457)	(75,560)		5,097
JPM	Morgan Stanley	7/20/2021	Pay	(0.600)% + U.S. Federal Funds
JPM	Nissan Motor Company Ltd.	7/20/2021	Pay	(0.467)% + U.S. Federal Funds	Quarterly	(171,229)	(680,384)		76,627
BAML	Pan American Silver Corporation	2/20/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(16,028)	(399,257)		(116,067)
BAML	Peugeot S.A.	11/14/2020	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(282,479)	(5,389,149)		255,369
GS	Prosus N.V.	9/14/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(11,464)	(1,107,906)		50,016
JPM	Royal Dutch Shell plc Class A - ADR	7/20/2021	Pay	(0.600)% + U.S. Federal Funds	Quarterly	(102,668)	(3,327,470)		742,549
JPM	SiriusXM Holdings	7/20/2021	Pay	(0.600)% + U.S. Federal Funds	Quarterly	(117,749)	(685,299)		54,007
GS	Sunrun, Inc.	9/8/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(12,444)	(763,416)		(195,680)
BAML	Teladoc Health, Inc.	8/11/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(18,751)	(3,552,178)		(558,953)
JPM	Unilever N.V.	8/7/2021	Pay	(0.333)% + U.S. Federal Funds	Quarterly	(113,284)	(6,718,717)		(263,432)
GS	Worldline S.A.	5/21/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(59,666)	(5,076,193)		170,538
									$(916,784)
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
U.S. Federal Funds	- U.S. Federal Funds Effective Rate

*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.